OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014	Feb. 28, 2013
OTHER CURRENT ASSETS [Abstract]
Deposits on inventory	$ 3,142	$ 2,604
Prepaid expenses	1,759	1,410
VAT receivable (net)	614	720
Deferred financing costs	176	596
Other and miscellaneous receivables	218	747
Total other current assets	$ 5,909	$ 6,077